Lease liabilities - Right-of-use Assets Activity (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Disclosure of Leases [Line Items]
As at January 1, 2020	$ 4,049
Additions	1,461
Disposals	(462)
Depreciation expenses	(1,154)
Amortization disposals	380
As at September 30, 2020	4,274
Real-estate
Disclosure of Leases [Line Items]
As at January 1, 2020	3,942
Additions	914
Disposals	(207)
Depreciation expenses	(958)
Amortization disposals	125
As at September 30, 2020	3,816
IT and office equipment
Disclosure of Leases [Line Items]
As at January 1, 2020	107
Additions	547
Disposals	(255)
Depreciation expenses	(196)
Amortization disposals	255
As at September 30, 2020	$ 458